Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Operating costs	$ 585,321	$ 205,619	$ 2,047,534	$ 717,764
Loss from operations	(585,321)	(205,619)	(2,047,534)	(717,764)
Other income:
Interest earned on marketable securities held in Trust Account	276,610	11,697	839,254	7,607
Total other income	276,610	11,697	839,254	7,607
Net loss	$ (308,711)	$ (193,922)	$ (1,208,280)	$ (710,157)
Weighted average shares outstanding, ordinary shares (in Shares)	5,324,080	14,840,000	8,901,159	11,581,616
Basic and diluted net loss per share, ordinary shares (in Dollars per share)	$ (0.06)	$ (0.01)	$ (0.14)	$ (0.06)